W. Thomas Conner Direct Phone: +1 202 414 9208 Email: tconner@reedsmith.com	Reed Smith LLP 1301 K Street, N.W. Suite 1000 - East Tower Washington, D.C. 20005-3373 Tel +1 202 414 9200 Fax +1 202 414 9299 reedsmith.com

May 19, 2017

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Initial Registration Statement on Form S-3
Brighthouse Life Insurance Company
Brighthouse Shield Level Select/SM/ Access Annuity

Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Initial Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 414-9208 or Peggy Heminger at (412) 288-7204.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

WC:gp

Attachment

cc:	Peggy Heminger

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